Nature of Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

Note 1. Nature of Business

iCap Vault 1, LLC (the “Company”), a Delaware limited liability company, was formed on July 30, 2018 pursuant to and in accordance with the Delaware Limited Liability Company Act for the purpose of acquiring real estate investments in the United States and providing a rate of return to its investors. The Company was organized for the principal purposes of (a) sourcing, acquiring, financing and managing a portfolio of investments and (b) engaging in all activities incidental or ancillary thereto as iCap Vault Management, LLC (the “Manager”), deems necessary or advisable. The Company’s operating agreement is dated August 1, 2018 and amended and restated September 18, 2020 (the “Operating Agreement”) and provides for one class of membership. The Company had 1,000 units issued and outstanding as of December 31, 2021, all of which are held by one member. The Operating Agreement was amended and restated on September 18, 2020 to clarify that the member’s liability is limited to the member’s equity plus any debt for which a personal guarantee has been given by the member. The Operating Agreement continues until the Company is dissolved.

The Company has two wholly owned subsidiaries, Vault Holding, LLC (“Holding”) and Vault Holding 1, LLC (“Holding 1”) formed September 27, 2018 and April 28, 2020, respectively. Each entity was formed with the intention of owning one or more standalone subsidiaries (each a “Portfolio SPE”), which itself will hold real property investments and real estate-based financial instruments. Both Holding and Holding 1 provide guarantees to secured noteholders of the Company. Holding provides a guarantee to holders of private placement notes. Holding 1 provides a guarantee to holders of publicly available variable denomination floating rate demand notes the Company offers through a public registration. As of the date of issuance of these consolidated financial statements, Holding owns all investment properties and affiliated notes receivable, whereas Holding 1 has not commenced operations and has no assets and liabilities.

The Company generates revenue from rentals of real property investments and interest on investments in financial instruments secured by real estate. Management intends for the Company to generate additional revenue from price appreciation of real properties upon their disposition.

The Company’s investments and its operations in the near term will be funded by demand notes issued pursuant to a $500 million private placement (“Private Placement Notes”) and $500 million of Variable Denomination Floating Rate Demand Notes (“Public Demand Notes”).

On September 18, 2020, the Company, Holding 1 and American Stock Transfer & Trust Company, LLC, as trustee, entered into an indenture, which complies with the requirements of the Trust Indenture Act of 1939, as amended, under which the publicly registered demand notes are offered.

On November 24, 2020, the Securities and Exchange Commission (“SEC”) declared the Company’s Registration Statement on Form S-11/A (the “Registration Statement”), filed with the SEC on November 2, 2020, effective and the Company is authorized to sell $500,000,000 of Public Demand Notes on a continuous basis, in a direct public offering. On April 29, 2021, the Company filed with the SEC Post-Effective Amendment No. 1 to the Registration Statement. The SEC declared Post-Effective Amendment No. 1 effective on May 5, 2021. No additional securities were registered pursuant to Post-Effective Amendment No. 1.